Note 11 - Lease Commitments	12 Months Ended
Dec. 31, 2011
Leases of Lessee Disclosure [Text Block]
Note 11. LEASE COMMITMENTS

The Company leases certain buildings, data processing and other equipment under operating lease agreements expiring through the year 2016. The future minimum lease payments required under operating leases are as follows:

Years ending
December 31	(in $000's)
2012	$707
2013	$273
2014	$84
2015	$39
2016	$3
Thereafter	$3
$1,109

Rent expense related to operating leases was approximately $758,000, $796,000 and $808,000 during the years ended December 31, 2011, 2010 and 2009, respectively.